Shareholder Report, Average Annual Return (Details)		12 Months Ended	53 Months Ended
		Aug. 31, 2026	Aug. 31, 2026
C000233024
Average Annual Return [Line Items]
Line Graph and Table Measure Name		INQQ The India Internet ETF
Without Sales Load [Member] | C000233024
Average Annual Return [Line Items]
Average Annual Return, Percent		(9.34%)	(2.36%)
MSCI India Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	MSCI India Index (USD) (TR)
Average Annual Return, Percent		(3.50%)	3.99%
INQQ The India Internet Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	INQQ The India Internet Index (USD) (NR)
Average Annual Return, Percent		(8.10%)	(0.06%)

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).